4. ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Accounts Receivable
	June 30, 2013	December 31, 2012

Gross accounts receivable	$639,744	$590,449
Less:
Allowance for doubtful accounts	(133,000)	(133,000)
Loan value of receivables sold with recourse (see note 5)	(229,554)	(229,706)
Total	$277,190	$227,743